Business Combinations and Acquisition of Non-controlling Interests - Summary of Consideration Transferred (Detail) - International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2017	Jan. 23, 2017	Dec. 21, 2015
Disclosure of detailed information about business combination [line items]
Capitalization of advances for future capital increases		R$ 5,300
Fair value of previously held investment		32,066
Fair value of forward contract		30,144
Consideration transferred	R$ 67,510	R$ 67,510	R$ 12,300